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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

      /s/ John F. Brennan, Jr.           Boston, MA          2/14/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $661,915
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
         COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5              COLUMN 6 COLUMN 7         COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                                                     VALUE   SH/PRN           PUT/ INVSTMT     OTHER     VOTING AUTHORITY
         ISSUER           TITLE OF CLASS  CUSIP     (x1000)  AMOUNT   SH/ PRN CALL DISCRTN      MGRS  SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC           COM      03070Q101    26980 1,560,461    SH        OTHER          01    0    1,560,461    0
APPLE INC                       COM      037833100    14317    35,351    SH        OTHER          01    0       35,351    0
ASSOCIATED BANC CORP            COM      045487105    11744 1,051,348    SH        OTHER          01    0    1,051,348    0
BEACON ROOFING SUPPLY INC       COM      073685109     5333   263,619    SH        OTHER          01    0      263,619    0
BP PLC                       SPONS ADR   055622104     9504   222,370    SH        OTHER          01    0      222,370    0
CAPITAL ONE FINL CORP           COM      14040H105     3533    83,532    SH        OTHER          01    0       83,532    0
CARLISLE COS INC                COM      142339100    24490    55,290    SH        OTHER          01    0       55,290    0
CLEARWIRE CORP NEW             CL A      18538Q105    11012 5,676,371    SH        OTHER          01    0    5,676,371    0
COMERICA INC                    COM      200340107    58115 2,252,534    SH        OTHER          01    0    2,252,534    0
CONOCOPHILLIPS                  COM      20825C104     9590   131,608    SH        OTHER          01    0      131,608    0
DUNKIN BRANDS GROUP INC         COM      265504100    14444   578,229    SH        OTHER          01    0      578,229    0
FIFTH THIRD BANCORP             COM      316773100    60495 4,755,869    SH        OTHER          01    0    4,755,869    0
FLUSHING FINL CORP              COM      343873105      632    50,010    SH        OTHER          01    0       50,010    0
FORD MTR CO DEL                 COM      345370860     9229   857,742    SH        OTHER          01    0      857,742    0
GOODRICH CORP                   COM      382388106    67769   547,852    SH        OTHER          01    0      547,852    0
GOODYEAR TIRE & RUBR CO         COM      382550101    10344   730,020    SH        OTHER          01    0      730,020    0
GROUP 1 AUTOMOTIVE INC          COM      398905109    10697   206,499    SH        OTHER          01    0      206,499    0
HERSHEY CO                      COM      427866108     5769    93,376    SH        OTHER          01    0       93,376    0
HUMAN GENOME SCIENCES INC       COM      444903108     5377   727,617    SH        OTHER          01    0      727,617    0
HUNTINGTON BANCSHARES INC       COM      446150104    11337 2,065,109    SH        OTHER          01    0    2,065,109    0
JPMORGAN CHASE & CO             COM      46625H100     8081   243,034    SH        OTHER          01    0      243,034    0
KEYCORP NEW                     COM      493267108    57727 7,506,827    SH        OTHER          01    0    7,506,827    0
LEAR CORP                       COM      521865204     2849    71,575    SH        OTHER          01    0       71,575    0
MICHAEL KORS HLDGS LTD          SHS      G60754101     7686   282,071    SH        OTHER          01    0      282,071    0
NIELSEN HOLDINGS N V            COM      N63218106    31808 1,071,335    SH        OTHER          01    0    1,071,335    0
PETSMART INC                    COM      716768106    12985   253,170    SH        OTHER          01    0      253,170    0
PRECISION CASTPARTS CORP        COM      740189105    57012   345,966    SH        OTHER          01    0      345,966    0
SELECT SECTOR SPDR TR      SBI INT-FINL  81369Y605     1009    19,975    SH    PUT OTHER          01    0       19,975    0
SHERWIN WILLIAMS CO             COM      824348106    36727   411,420    SH        OTHER          01    0      411,420    0
SPDR SERIES TRUST          S&P REGL BKG  78464A698      985    10,206    SH    PUT OTHER          01    0       10,206    0
TFS FINL CORP                   COM      87240R107      206    23,000    SH        OTHER          01    0       23,000    0
TIMKEN CO                       COM      887389104     3387    87,500    SH        OTHER          01    0       87,500    0
UNIVERSAL HLTH SVCS INC         COM      913903100    32396   833,663    SH        OTHER          01    0      833,663    0
WELLS FARGO & CO NEW            COM      949746101    20163   731,618    SH        OTHER          01    0      731,618    0
WILLIAMS SONOMA INC             COM      969904101    12823   333,058    SH        OTHER          01    0      333,058    0
ZIONS BANCORPORATION            COM      989701107     5360   329,256    SH        OTHER          01    0      329,256    0
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